Condensed Financial Information of the Parent Company - Basis of Presentation - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Parent Company
Condensed Financial Statements Captions [Line Items]
Dividend paid	¥ 0